INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

14. INCOME TAXES

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. The Company’s subsidiary BaiJiaHuLian HK is located in Hong Kong. From April 2018, BaiJiaHuLian HK is subject to an income tax rate of 8.25% for the first HKD2 million of assessable profit and 16.5% for profit exceeding HKD2 million. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax for the years ended December 31, 2024 and 2025.

The Company’s subsidiary, the VIEs and VIEs’ subsidiaries, which were entities incorporated in mainland China (the “Mainland China entities”), are subject to mainland China Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant income tax laws of mainland China, which have adopted a unified income tax rate of 25% since January 1, 2008 with the following exceptions.

Beijing Gaotu qualified as a High and New Technology Enterprise (the “HNTE”) from 2017 through 2022 and accordingly was entitled to the 15% preferential tax rate during the period. The HNTE qualification has been renewed in 2023 and is set to expire by 2026.

Beijing Lexuebang also qualified as a HNTE from 2019 through 2024 and accordingly was entitled to the 15% preferential tax rate during the period. The HNTE qualification has been renewed in 2025 and is set to expire by 2028.

Beijing Yuexuebang obtained the qualification of the Software Enterprise Certificate in February 2024 and renewed in 2025. Therefore, Beijing Yuexuebang adopted exemption from EIT for the years 2023 and 2024, and can enjoy a reduced tax rate of 12.5% in 2025.

14. INCOME TAXES - continued

Income (loss) before income taxes consists of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	2,277	(1,040,744)	(411,103)
Non-Chinese mainland	10,247	422	83,685
Income/(loss) before income tax	12,524	(1,040,322)	(327,418)

For the year ended December 31, 2025, income tax benefit amounted to RMB4,111 in Chinese mainland, and income tax expense amounted to nil in jurisdictions outside Chinese mainland.

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax (expenses)/ benefits	(8,744)	123	169
Deferred tax (expenses)/benefits	(1,913)	(8,755)	3,942
	(10,657)	(8,632)	4,111

The principle components of deferred tax assets were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Deductible temporary difference related to advertising expenses	786,469	893,927
Net operating loss carrying forwards	827,031	782,319
Transfer of intangible assets	1,002	833
Accrued liabilities	1,891	1,904
Total deferred tax assets	1,616,393	1,678,983
Less: valuation allowance	(1,616,393)	(1,678,983)
Deferred tax assets, net	—	—

14. INCOME TAXES - continued

The movements of valuation allowance for the years end December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the period	1,351,067	1,397,121	1,616,393
Acquisitions	—	—	49,056
Additions	46,054	219,272	13,534
Balance at end of the period	1,397,121	1,616,393	1,678,983

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax liabilities:
Building and land use right	65,706	63,906
Intangible assets	4,475	10,589
Unrecognized gains of investments	423	753
Total deferred tax liabilities	70,604	75,248

As of December 31, 2025, the Group had net operating loss carried forward of RMB3,941,813 from the Company’s Mainland China entities, which will expire on various dates from December 31, 2025 to December 31, 2034.

14. INCOME TAXES - continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to operations was as follow:

	Year ended December 31,
	2023	2024
	RMB	RMB
Income/(loss) before provision for income tax and share of results of equity investees	12,524	(1,040,322)
Income tax (expense)/benefits computed at an applicable tax rate of 25%	(3,131)	260,081
Effect of permanent differences	(27,346)	(34,587)
Effect of research and development super-deduction	44,935	52,705
Effect of preferential tax rate	17,480	(67,850)
Effect on tax rates in different tax jurisdictions	3,459	291
Change in valuation allowance	(46,054)	(219,272)
	(10,657)	(8,632)

14. INCOME TAXES - continued

	Year ended December 31,
	2025
	RMB	Percent
Loss before income tax	(327,418)
Income tax benefits at PRC statutory rate	81,855	25.0%
Other jurisdictions' tax effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	19,915	6.1%
Hong Kong	1,067	0.3%
Other foreign jurisdictions	(61)	0.0%
Effect of changes in tax laws or rates enacted in the current year	—	0.0%
Effect of cross-border tax laws	—	0.0%
Change in valuation allowance	(13,493)	(4.1)%
Nontaxable or nondeductible items
Non-taxable income	—	0.0%
Non-deductible expenses	(4,390)	(1.3)%
Share-based compensation expenses	(2,446)	(0.7)%
Others	(1,944)	(0.6)%
Changes in unrecognized tax benefits	—	0.0%
Other adjustments
Effect of preferential tax rate	(114,066)	(34.9)%
Effect of research and development super-deduction	31,596	9.7%
Others	1,688	0.5%
Income tax benefits	4,111	1.3%

14. INCOME TAXES - continued

If Beijing Gaotu, Beijing Lexuebang and Beijing Yuexuebang did not enjoy income tax preferential tax rates, tax expenses would have increased by RMB17,480 for the years ended December 31, 2023, tax benefits would decreased by RMB67,850 and RMB49,001 for the years ended December 31, 2024 and 2025, respectively. The decrease in basic and diluted net income per ordinary share was approximately RMB0.10 for the years ended December 31, 2023, the increase in basic and diluted net loss per ordinary share was RMB0.40 and RMB0.30 for the years ended December 31, 2024 and 2025, respectively.

The Group did not identify significant unrecognized tax benefits for the year ended December 31, 2025. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

Aggregate undistributed earnings of the Company’s mainland China subsidiaries and the VIEs that are available for reinvestment. Upon distribution of such earnings, the Company will be subject to mainland China EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries do not intend to declare dividends and the Company intends to permanently reinvest it within the mainland China. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings of VIEs because the Company believes the undistributed earnings can be distributed from the VIEs to WFOEs in a manner that would not be subject to income tax.